Intangibles assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets Net, Movement
Intangible assets, net movement for the years ended December 31, 2024 and 2023, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2024	$8,999	$4,162	$21,367	$34,528
Additions	—	195	7,737	7,932
Currency Translation Adjustment	(657)	(311)	(1,783)	(2,751)
December 31, 2024	$8,342	$4,046	$27,321	$39,709

Accumulated amortization
January 1, 2024	$—	$(3,001)	$(4,342)	$(7,343)
Additions	—	(484)	(3,537)	(4,021)
Currency Translation Adjustment	—	240	413	653
December 31, 2024	$—	$(3,245)	$(7,466)	$(10,711)
Net book value at December 31, 2024	$8,342	$801	$19,855	$28,998

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2023	$8,188	$3,530	$12,191	$23,909
Additions	—	263	7,469	7,732
Disposals	—	—	—	—
Currency Translation Adjustment	811	369	1,707	2,887
December 31, 2023	$8,999	$4,162	$21,367	$34,528

Accumulated amortization
January 1, 2023	$—	$(2,052)	$(1,894)	$(3,946)
Additions	—	(698)	(2,130)	(2,828)
Disposals	—	—	—	—
Currency Translation Adjustment	—	(251)	(318)	(569)
December 31, 2023	$—	$(3,001)	$(4,342)	$(7,343)
Net book value at December 31, 2023	$8,999	$1,161	$17,025	$27,185